Sigificant Accounting Policies (Details) - Schedule of presents a reconciliation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Presents AReconciliation Of Basic And Diluted Net Loss Per Share Abstract
Net loss for basic and diluted attributable to common shareholders	$ (3,887,955)	$ (6,719,447)
Weighted average common stock outstanding – basic and diluted	220,962,339	108,071,277
Net loss per share of common stock – basic and diluted	$ (0.02)	$ (0.06)